Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Schedule Of Aging Of The Company's Loan Portfolio) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	$ 114,489		$ 133,065
90+ days and still accruing	183,109		126,228
60-89 days past due	70,885		53,470
30-59 days past due	118,930		114,606
Current	10,685,332		9,506,870
Total loans	11,172,745		9,934,239
Loans, net of unearned income, excluding covered loans	10,521,377		9,599,886		730,144
Loans, net of unearned income excluding covered loans, Nonaccrual	114,489		133,065
Loans, net of unearned income excluding covered loans, 90+ days past due and still accruing	8,382		9,067
Loans, net of unearned income excluding covered loans, 60-89 days past due and still accruing	45,378		46,118
Loans, net of unearned income excluding covered loans, 30-59 days past due and still accruing	94,131		91,862
Loans, net of unearned income excluding covered loans, current	10,258,997		9,319,774
Covered loans, 90+ days past due and still accruing	174,727		117,161
Covered loans, 60-89 days past due and still accruing	25,507		7,352
Covered loans, 30-59 days past due and still accruing	24,799		22,744
Covered loans, Current	426,335		187,096
Covered loans	651,368		334,353
Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, net of unearned income, excluding covered loans	693	[1]
Purchased Non-Covered Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	693	[2]
Loans, net of unearned income, excluding covered loans	693	[2]
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	19,018		16,382
90+ days and still accruing	589		478
60-89 days past due	9,028		4,755
30-59 days past due	27,424		16,024
Current	2,442,254		2,011,687
Loans, net of unearned income, excluding covered loans	2,498,313		2,049,326
Commercial [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	16,154		15,922
90+ days and still accruing			478
60-89 days past due	7,496		4,416
30-59 days past due	15,797		9,928
Current	1,411,004		1,280,009
Loans, net of unearned income, excluding covered loans	1,450,451		1,310,753
Commercial [Member] | Franchise [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,792
30-59 days past due			2,250
Current	140,983		117,238
Loans, net of unearned income, excluding covered loans	142,775		119,488
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	180,450		131,306
Loans, net of unearned income, excluding covered loans	180,450		131,306
Commercial [Member] | Community Advantage - Homeowners Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	77,504		75,542
Loans, net of unearned income, excluding covered loans	77,504		75,542
Commercial [Member] | Aircraft [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 days past due	709		178
30-59 days past due	170		1,000
Current	19,518		23,440
Loans, net of unearned income, excluding covered loans	20,397		24,618
Commercial [Member] | Asset-Based Lending [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,072		417
60-89 days past due	749		161
30-59 days past due	11,026		2,846
Current	452,890		285,555
Loans, net of unearned income, excluding covered loans	465,737		288,979
Commercial [Member] | Municipal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	78,319		56,343
Loans, net of unearned income, excluding covered loans	78,319		56,343
Commercial [Member] | Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual			43
30-59 days past due	431
Current	71,703		41,498
Loans, net of unearned income, excluding covered loans	72,134		41,541
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,125		756
Loans, net of unearned income, excluding covered loans	2,125		756
Commercial [Member] | Purchased Non-Covered Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days and still accruing	589	[2]
60-89 days past due	74	[2]
Current	7,758	[2]
Loans, net of unearned income, excluding covered loans	8,421	[1],[2]
Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	66,508		93,963
90+ days and still accruing	2,198
60-89 days past due	28,523		30,860
30-59 days past due	44,500		42,635
Current	3,372,532		3,170,549
Loans, net of unearned income, excluding covered loans	3,514,261		3,338,007
Commercial Real-Estate [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,993		10,010
60-89 days past due	4,982		96
30-59 days past due	1,721		1,801
Current	57,115		84,040
Loans, net of unearned income, excluding covered loans	65,811		95,947
Commercial Real-Estate [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	2,158		1,820
30-59 days past due	150		1,481
Current	167,568		128,371
Loans, net of unearned income, excluding covered loans	169,876		131,672
Commercial Real-Estate [Member] | Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	31,547		37,602
60-89 days past due	4,100		6,815
30-59 days past due	6,772		11,915
Current	136,112		203,857
Loans, net of unearned income, excluding covered loans	178,531		260,189
Commercial Real-Estate [Member] | Office [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	10,614		12,718
60-89 days past due	2,622		9,121
30-59 days past due	930		3,202
Current	540,280		510,290
Loans, net of unearned income, excluding covered loans	554,446		535,331
Commercial Real-Estate [Member] | Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	2,002		3,480
60-89 days past due	508		686
30-59 days past due	4,863		2,276
Current	548,429		493,859
Loans, net of unearned income, excluding covered loans	555,802		500,301
Commercial Real-Estate [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	5,366		3,265
60-89 days past due	5,268		4,088
30-59 days past due	8,651		3,839
Current	517,444		499,335
Loans, net of unearned income, excluding covered loans	536,729		510,527
Commercial Real-Estate [Member] | Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	4,736		4,794
60-89 days past due	3,880		1,573
30-59 days past due	347		3,062
Current	305,594		281,525
Loans, net of unearned income, excluding covered loans	314,557		290,954
Commercial Real-Estate [Member] | Mixed Use And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	8,092		20,274
60-89 days past due	7,163		8,481
30-59 days past due	20,814		15,059
Current	1,050,585		969,272
Loans, net of unearned income, excluding covered loans	1,086,654		1,013,086
Commercial Real-Estate [Member] | Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days and still accruing	2,198	[2]
30-59 days past due	252	[2]
Current	49,405	[2]
Loans, net of unearned income, excluding covered loans	51,855	[1],[2]
Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	14,164		7,425
60-89 days past due	1,351		2,181
30-59 days past due	3,262		7,098
Current	843,568		897,708
Loans, net of unearned income, excluding covered loans	862,345		914,412
Residential Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	6,619		6,085
60-89 days past due	2,343		1,836
30-59 days past due	3,112		8,224
Current	337,522		337,191
Loans, net of unearned income, excluding covered loans	349,596		353,336
Commercial Insurance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	7,755		8,587
90+ days and still accruing	5,281		8,096
60-89 days past due	3,850		6,076
30-59 days past due	13,787		16,584
Current	1,381,781		1,226,157
Loans, net of unearned income, excluding covered loans	1,412,454		1,265,500
Life Insurance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	54		180
30-59 days past due	423
Current	1,096,285		826,119
Loans, net of unearned income, excluding covered loans	1,096,762		826,299
Purchased Life Insurance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days and still accruing			174	[2]
Current	598,463	[2]	695,413	[2]
Loans, net of unearned income, excluding covered loans	598,463	[1],[2]	695,587	[1],[2]
Indirect Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	138		191
90+ days and still accruing	314		318
60-89 days past due	113		301
30-59 days past due	551		918
Current	63,429		49,419
Loans, net of unearned income, excluding covered loans	64,545		51,147
Consumer And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	233		252
90+ days and still accruing			1
60-89 days past due	170		109
30-59 days past due	1,070		379
Current	122,393		105,531
Loans, net of unearned income, excluding covered loans	123,866		106,272
Purchased Non-Covered Consumer And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	2	[2]
Current	77	[2]
Loans, net of unearned income, excluding covered loans	$ 79	[1],[2]

[1]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.
[2]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.